Acquisitions - Additional Information (Detail) (Oce NV, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Mar. 09, 2010
Business Acquisition [Line Items]
Acquisition of total outstanding shares			45.20%
Consideration for principally a fully self-funded public cash tender offer			¥ 50,374
Interest held before the public cash tender offer			22.90%
Additional acquisition shares representing certain percentage of total outstanding shares of Acquiree			19.10%
Amount paid additional to acquisition of outstanding shares of subsidiary			8,027
Percentage of the total outstanding shares of Oce represented by the interest	99.40%		87.20%
Noncontrolling interest related to acquired shares of Oce			12.80%
Fair value of noncontrolling interest			18,245
Acquisition-date fair value of the previous equity interest			25,508
Repayment of Oce's exisiting bank debt by Canon			55,378
Repayment of United States Private Placements notes by Canon			22,936
Intangible assets acquired, subject to amortization			56,297
Weighted average amortization period for acquired intangible assets	4 years 4 months 24 days
Amounts of net sales of Oce included in the parent company's consolidated statement of income		246,518
Unaudited pro forma net sales of Oce included in the parent company's consolidated statement of income		3,772,425
Customer Relationships
Business Acquisition [Line Items]
Intangible assets acquired, subject to amortization			32,747
Weighted average amortization period for acquired intangible assets	5 years
Patented Technology
Business Acquisition [Line Items]
Intangible assets acquired, subject to amortization			11,316
Weighted average amortization period for acquired intangible assets	3 years
Other
Business Acquisition [Line Items]
Intangible assets acquired, subject to amortization			¥ 12,234